Note 23 - Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 18, 2022	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 24, 2022 $ / shares	Dec. 03, 2021 $ / shares	Sep. 08, 2021 $ / shares	Jun. 10, 2021 $ / shares
Statement Line Items [Line Items]
Vesting period of options (Year)		3 years
Option life, share options granted		8
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in dollars per share) | $ / shares		$ 11.74	$ 15.00
Increase (decrease) in number of shares outstanding, employee share purchase plan (in shares) | shares		137,203	125,350
Issue of equity under employee share purchase plan | $		$ 1,175	$ 1,096
Dividends declared per share (in dollars per share) | $ / shares					$ 0.07	$ 0.07	$ 0.05
Dividend payables | $		11,700
Dividends payables, net of withholding taxes | $		$ 11,100
Dividends proposed or declared per share before financial statements authorised for issue but not recognised as distribution to owners (in dollars per share) | $ / shares				$ 0.07
Performance share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		545,898	695,048
Potential ordinary share transactions [member] | Performance share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement	703,364